ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of year	$ 49,422	$ 43,149	$ 42,820
Provision for loan and lease losses	8,038	9,322	7,926
Loans charged off	(12,712)	(6,652)	(11,660)
Recoveries	4,124	3,603	4,063
Balance at end of year	48,872	49,422	43,149
Balance at beginning of year, covered	8,539	10,249	10,038
Provision for loan and lease losses - covered	(4,456)	818	1,715
Loans charged-off	951	4,462	8,896
Recoveries	2,017	1,934	7,392
Balance at end of year, covered	5,149	8,539	10,249
Balance at beginning of year	57,961	53,398	52,858
Provision for loan and lease losses	3,582	10,140	9,641
Loans charged-off	13,663	11,114	20,556
Recoveries	6,141	5,537	11,455
Balance at end of year	$ 54,021	$ 57,961	$ 53,398